Statements of Changes in Partners' Equity (USD $)	Total	Limited Partnership Interests Shares	General Partner	Subscription Receivable - Initial Limited Partner
Beginning balance at Mar. 09, 2010
Limited Partners capital contributions, shares		1.00
Limited Partners capital contributions	$ 1,100	$ 1,000	$ 100
Less: subscription receivable	(750)			(750)
Net loss	(118)	(117)	(1)
Ending balance at Dec. 31, 2010	232	883	99	(750)
Ending balance, shares at Dec. 31, 2010		1.00
Limited Partners capital contributions, shares		8,450.90
Limited Partners capital contributions	8,450,900	8,450,900
Redemption of Initial Limited Partner capital contribution, shares		(1.00)
Redemption of Initial Limited Partner capital contribution	(250)	(1,000)		750
Offering and distribution expenses	(1,132,739)	(1,132,739)
Distributions paid	(120,853)	(120,853)
Net loss	(674,105)	(667,364)	(6,741)
Ending balance at Dec. 31, 2011	$ 6,523,185	$ 6,529,827	$ (6,642)
Ending balance, shares at Dec. 31, 2011		8,450.90